CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000	20,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Preferred Stock, Shares Designated	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	20,000,000
Common stock, shares issued	23,373,213	19,695,532	8,478,000
Common stock, shares outstanding	23,373,213	19,695,532	8,478,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.01
Preferred stock, shares authorized	10,000,000	50,000,000	20,000,000
Preferred stock, issued	0	0	8,000,000
Preferred stock, outstanding	0	0	8,000,000